Submission	Mar. 09, 2026
Submission [Line Items]
Central Index Key	0001922446
Registrant Name	Diversified Energy Company
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A